TFS CAPITAL INVESTMENT TRUST

Supplement dated August 17, 2015
To the Summary Prospectus, Prospectus and Statement of Additional Information of
TFS Market Neutral Fund
TFS Small Cap Fund
TFS Hedged Futures Fund
 all dated March 1, 2015

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI") of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, each a series of TFS Capital Investment Trust (the "Trust"), dated March 1, 2015.  You should retain this Supplement for future reference.  Copies of the Summary Prospectus, Prospectus, and SAI, as supplemented, may be obtained free of charge by calling us at 1.888.534.2001 or by visiting www.TFSCapital.com.
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Dr. Yan Liu has determined to relocate internationally and is no longer employed by TFS Capital.  Therefore, he will no longer serve as a member of the Portfolio Management Committee for the Funds.  Accordingly, all references to Dr. Liu in the Summary Prospectus, Prospectus and SAI are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE